Tax Matters - Reconciliation of Gross Unrecognized Tax Benefits - Footnotes (Details) - USD ($) $ in Millions	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014	[1]	Dec. 31, 2013
Income Tax Contingency [Line Items]
Unrecognized tax benefits	$ 5,826	[1]	$ 5,919	[1]	$ 6,182		$ 6,087
Income Taxes Payable [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits	14		38
Current Tax Assets [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits	17		22
Noncurrent Deferred Tax Assets And Other Noncurrent Tax Assets [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits	184		135
Noncurrent Deferred Tax Liabilities [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits	2,800		2,700
Other Taxes Payable [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits	$ 2,800		$ 3,000

[1]	In 2016, included in Income taxes payable ($14 million), Current tax assets ($17 million), Noncurrent deferred tax assets and other noncurrent tax assets ($184 million), Noncurrent deferred tax liabilities ($2.8 billion) and Other taxes payable ($2.8 billion). In 2015, included in Income taxes payable ($38 million), Current tax assets ($22 million), Noncurrent deferred tax assets and other noncurrent tax assets ($135 million), Noncurrent deferred tax liabilities ($2.7 billion) and Other taxes payable ($3.0 billion).